WARRANTS (Details 1) - $ / shares			2 Months Ended	9 Months Ended
	Jul. 13, 2023	Dec. 05, 2022	Dec. 31, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.28	$ 0.25
Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (Years)			3 years 3 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.29	$ 0.225
Warrants Outstanding			31,770,249	8,500,000
Remaining Contractual Life (Years)				4 years 7 days
Warrants [member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.25	$ 0.225
Warrants Outstanding				8,500,000
Remaining Contractual Life (Years)			1 year 11 months 1 day	4 years 7 days
Expiry Date			Dec. 02, 2025	Oct. 05, 2028
Warrants [member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.28
Remaining Contractual Life (Years)			2 years 6 months 10 days
Expiry Date			Jul. 13, 2026
Warrants [member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.28
Remaining Contractual Life (Years)			2 years 7 months 17 days
Expiry Date			Aug. 17, 2026
Warrants [member] | Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.33
Remaining Contractual Life (Years)			4 years 9 months 7 days
Expiry Date			Oct. 05, 2028
Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding			6,716,499
Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding			13,737,500
Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding			2,816,250
Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding			8,500,000